Data Compare Summary (Total)
Run Date - 5/11/2026 1:36:26 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	1,546	0.00%	1,546
State	0	1,546	0.00%	1,546
Zip	0	1,546	0.00%	1,546
Borrower First Name	0	1,428	0.00%	1,546
Borrower Last Name	0	1,428	0.00%	1,546
Note Date	0	1	0.00%	1,546
Original Loan Amount	0	119	0.00%	1,546
First Payment Date	0	119	0.00%	1,546
Original Term	0	119	0.00%	1,546
Maturity Date	1	119	0.84%	1,546
Representative FICO	1	1,546	0.06%	1,546
Property Type	15	1,546	0.97%	1,546
Occupancy	0	1,546	0.00%	1,546
Purpose	0	1,546	0.00%	1,546
Refi Purpose	0	1,423	0.00%	1,546
Original CLTV	5	1,546	0.32%	1,546
Original LTV	0	119	0.00%	1,546
LTV Valuation Value	0	1	0.00%	1,546
Investor: Qualifying Total Debt Ratio	16	1,546	1.03%	1,546
Street	0	1,427	0.00%	1,546
Borrower SSN	0	1,427	0.00%	1,546
Line Limit	0	1,427	0.00%	1,546
Original Interest Rate	0	1,545	0.00%	1,546
Balloon Flag	0	1,427	0.00%	1,546
Lender	0	1,427	0.00%	1,546
Product Description	0	1,427	0.00%	1,546
Originator Loan Designation	0	1,427	0.00%	1,546
PITIA Reserves Months	1	1,427	0.07%	1,546
Original HCLTV	0	4	0.00%	1,546
Appraised Value	0	118	0.00%	1,546
# of Units	0	118	0.00%	1,546
Total	39	31,991	0.12%	1,546